RELATED PARTY TRANSACTIONS (Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Related Party Transactions [Abstract]
Due to the President and CEO	$ 8,172,075	$ 14,369,004
Lease liabilities due to a company controlled by the CEO	9,279,123	9,539,744
Lease liabilities due to SDP Development	412,093	589,328
Due to the CFO of the Company	360	527
Due to related parties	$ 17,863,651	$ 24,498,603